Schedule of Investments
November 30, 2021
(Unaudited)
Principal Amount		Value
Asset-Backed Securities–78.43%
AMSR Trust,
Series 2020-SFR2, Class E1, 4.03%, 07/17/2037(a)	$2,412,000	$2,490,578
Series 2020-SFR5, Class D, 2.18%, 11/17/2037(a)	5,000,000	4,924,274
Angel Oak Mortgage Trust,
Series 2019-5, Class B1, 3.96%, 10/25/2049(a)(b)	2,361,000	2,359,280
Series 2020-3, Class M1, 3.81%, 04/25/2065(a)(b)	5,000,000	5,085,907
Series 2020-6, Class A3, 1.78%, 05/25/2065(a)(b)	2,100,139	2,104,514
Series 2021-1, Class M1, 2.22%, 01/25/2066(a)(b)	3,164,000	3,145,719
Series 2021-7, Class M1, 3.26%, 10/25/2066(a)(b)	5,000,000	4,999,871
Angel Oak Mortgage Trust I LLC,
Series 2020-4, Class A3, 2.81%, 06/25/2065(a)(b)	140,671	142,117
Series 2020-5, 2.04%, 05/25/2065(a)(b)	1,794,852	1,803,816
Arroyo Mortgage Trust, Series 2020-1, Class A3, 3.33%, 03/25/2055(a)	4,463,000	4,526,405
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class XA, IO, 0.94%, 09/15/2048(c)	17,725,754	472,071
Bank, Series 2018-BNK14, Class E, 3.00%, 09/15/2060(a)	5,750,000	4,630,082
BBCMS Mortgage Trust, Series 2018-C2, Class C, 5.13%, 12/15/2051(b)	2,500,000	2,784,625
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-10, Class 12A1, 2.76%, 01/25/2035(b)	316,718	325,530
Benchmark Mortgage Trust,
Series 2018-B3, Class C, 4.71%, 04/10/2051(b)	4,375,000	4,757,543
Series 2019-B11, Class D, 3.00%, 05/15/2052(a)	5,250,000	4,969,684
Series 2019-B14, Class C, 3.90%, 12/15/2062(b)	4,650,000	4,872,504
Series 2019-B15, Class C, 3.84%, 12/15/2072(b)	1,000,000	1,030,621
Series 2019-B9, Class C, 4.97%, 03/15/2052(b)	4,000,000	4,526,528
Series 2020-B17, Class C, 3.37%, 03/15/2053(b)	3,000,000	3,083,367
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class B, 5.68%, 12/16/2041(a)(d)	4,580,937	4,482,485
BRAVO Residential Funding Trust, Series 2019-NQM2, Class A3, 3.11%, 11/25/2059(a)(b)	1,879,046	1,883,764
Principal Amount		Value
BX Commercial Mortgage Trust, Series 2021-VOLT, Class D, 1.74% (1 mo. USD LIBOR + 1.65%), 09/15/2036(a)(e)	$8,000,000	$7,969,490
Cantor Commercial Real Estate Lending, Series 2019-CF1, Class 65D, 4.66%, 05/15/2052(a)(b)	4,517,000	4,049,630
CBAM LLC, Series 2021-15A, Class C, 2.37% (3 mo. USD LIBOR + 2.25%), 01/15/2036(a)(e)	5,000,000	5,002,500
Cerberus Loan Funding XXV L.P., Series 2018-4RA, Class DR, 3.92% (3 mo. USD LIBOR + 3.80%), 10/15/2030(a)(e)	2,100,000	2,093,746
Chase Mortgage Finance Corp.,
Series 2016-SH1, Class M3, 3.74%, 04/25/2045(a)(b)	1,541,725	1,559,053
Series 2016-SH2, Class M3, 3.75%, 12/25/2045(a)(b)	1,904,546	1,923,329
Citigroup Commercial Mortgage Trust,
Series 2013-GC11, Class D, 4.56%, 04/10/2023(a)(b)	4,885,000	4,975,561
Series 2015-GC29, Class D, 3.11%, 04/10/2048(a)	5,000,000	4,838,331
COLT Mortgage Loan Trust,
Series 2020-1, Class A3, 2.90%, 02/25/2050(a)(b)	714,042	714,509
Series 2020-2, Class A3, 3.70%, 03/25/2065(a)(b)	2,664,000	2,697,184
Series 2020-3, Class A3, 2.38%, 04/27/2065(a)(b)	1,224,593	1,228,125
Series 2021-1, Class M1, 2.29%, 06/25/2066(a)(b)	4,500,000	4,437,537
Commercial Mortgage Trust,
Series 2014-CR19, Class C, 4.86%, 08/10/2024(b)	4,578,800	4,750,201
Series 2014-UBS4, Class C, IO, 4.81%, 07/10/2024(c)	5,000,000	5,122,555
Series 2015-CR26, Class C, 4.63%, 10/10/2048(b)	4,000,000	4,236,016
Credit Suisse Mortgage Capital Ctfs., Series 2020-SPT1, Class A3, 2.73%, 04/25/2065(a)(d)	5,000,000	5,028,649
Credit Suisse Mortgage Trust,
Series 2021-NQM1, Class M1, 2.13%, 05/25/2065(a)(b)	1,649,583	1,640,714
Series 2021-NQM2, Class M1, 2.28%, 02/25/2066(a)(b)	6,000,000	5,966,774
CSAIL Commercial Mortgage Trust,
Series 2016-C6, Class E, 4.09%, 01/15/2049(a)(b)	3,000,000	1,988,666
Series 2017-CX9, Class D, 4.28%, 09/15/2050(a)(b)	6,304,000	5,724,052
Series 2019-C16, Class C, 4.24%, 06/15/2052(b)	2,000,000	2,117,946
Series 2019-C17, Class C, 3.93%, 09/15/2052	5,000,000	5,255,382

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Dryden 53 CLO Ltd., Series 2017-53A, Class A, 1.24% (3 mo. USD LIBOR + 1.12%), 01/15/2031(a)(e)	$2,000,000	$2,002,074
Dryden 76 CLO Ltd., Series 2019-76A, Class CR, 2.16% (3 mo. USD LIBOR + 2.00%), 10/20/2034(a)(e)	3,000,000	3,001,500
Extended Stay America Trust, Series 2021-ESH, Class C, 1.79% (1 mo. USD LIBOR + 1.70%), 07/15/2038(a)(e)	2,387,579	2,391,617
FirstKey Homes Trust, Series 2020-SFR2, Class D, 1.97%, 10/19/2037(a)	5,000,000	4,897,541
Flagstar Mortgage Trust,
Series 2018-5, Class B1, 4.51%, 09/25/2048(a)(b)	1,590,436	1,598,716
Series 2018-5, Class B2, 4.51%, 09/25/2048(a)(b)	1,905,716	1,901,103
Series 2018-6RR, Class B2, 4.95%, 10/25/2048(a)(b)	2,812,437	2,889,227
Series 2018-6RR, Class B3, 4.95%, 10/25/2048(a)(b)	2,812,437	2,884,702
FREMF Mortgage Trust,
Series 2019-KF68, Class B, 2.29% (1 mo. USD LIBOR + 2.20%), 07/25/2026(a)(e)	1,545,663	1,542,843
Series 2019-KF72, Class B, 2.19% (1 mo. USD LIBOR + 2.10%), 11/25/2026(a)(e)	4,674,622	4,663,872
FRTKL, Series 2021-SFR1, Class E2, 2.52%, 09/17/2038(a)	3,250,000	3,185,659
Galton Funding Mortgage Trust, Series 2019-H1, Class B1, 3.89%, 10/25/2059(a)(b)	5,480,000	5,500,602
GCAT Trust,
Series 2019-NQM3, Class B1, 3.95%, 11/25/2059(a)(b)	4,000,000	4,170,781
Series 2020-NQM2, Class M1, 3.59%, 04/25/2065(a)(b)	3,500,000	3,562,529
Series 2021-NQM1, Class M1, 2.32%, 01/25/2066(a)(b)	5,000,000	4,964,585
GS Mortgage Securities Corp. Trust,
Series 2017-SLP, Class E, 4.74%, 10/10/2032(a)(b)	5,050,000	5,026,542
Series 2018-TWR, Class G, 4.01% (1 mo. USD LIBOR + 3.92%), 07/15/2022(a)(e)	3,000,000	2,779,021
GS Mortgage Securities Trust, Series 2017-GS6, Class C, 4.32%, 05/10/2050(b)	2,774,000	2,973,521
GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.35%, 09/27/2060(a)(b)	859,859	864,976
Invitation Homes Trust,
Series 2018-SFR2, Class C, 1.37% (1 mo. USD LIBOR + 1.28%), 06/17/2037(a)(e)	1,249,804	1,252,899
Series 2018-SFR3, Class C, 1.39% (1 mo. USD LIBOR + 1.30%), 07/17/2037(a)(e)	921,945	925,338
Jimmy Johns Funding LLC, Series 2017-1A, Class A2II, 4.85%, 07/30/2047(a)	6,272,500	6,660,443
Principal Amount		Value
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2018-PHH, Class E, 4.06% (1 mo. USD LIBOR + 2.56%), 06/15/2022(a)(e)	$2,000,000	$810,000
Series 2018-PHH, Class F, 4.66% (1 mo. USD LIBOR + 3.16%), 06/15/2022(a)(e)	2,000,000	525,000
JPMBB Commercial Mortgage Securities Trust, Series 2013-C12, Class C, 4.24%, 07/15/2045(b)	4,760,000	4,885,600
JPMDB Commercial Mortgage Securities Trust, Series 2020-COR7, Class C, 3.85%, 05/13/2053(b)	4,779,000	5,093,359
Life Mortgage Trust, Series 2021-BMR, Class D, 1.49% (1 mo. USD LIBOR + 1.40%), 03/15/2038(a)(e)	5,800,000	5,757,779
MACH 1 Cayman Ltd., Series 2019-1, Class B, 4.34%, 10/15/2039(a)	1,953,845	1,879,808
Madison Park Funding XVIII Ltd., Series 2015-18A, Class A1R, 1.32% (3 mo. USD LIBOR + 1.19%), 10/21/2030(a)(e)	3,000,000	3,002,994
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C20, Class D, 3.07%, 02/15/2048(a)	3,200,000	3,088,759
Series 2015-C24, Class D, 3.26%, 07/15/2025(a)	5,000,000	4,788,056
Morgan Stanley Capital I Trust, Series 2018-H4, Class C, 5.24%, 12/15/2051(b)	5,000,000	5,413,805
Motel Trust,
Series 2021-MTL6, Class C, 1.59% (1 mo. USD LIBOR + 1.50%), 09/15/2038(a)(e)	2,750,000	2,750,364
Series 2021-MTL6, Class E, 2.79% (1 mo. USD LIBOR + 2.70%), 09/15/2038(a)(e)	2,920,000	2,921,584
New Residential Mortgage Loan Trust, Series 2021-NQ1R, Class M1, 2.27%, 07/25/2055(a)(b)	2,250,000	2,254,136
OBX Trust, Series 2021-NQM1, Class M1, 2.22%, 02/25/2066(a)(b)	3,500,000	3,456,512
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class CR, 2.18% (3 mo. USD LIBOR + 2.05%), 10/20/2034(a)(e)	3,000,000	3,001,479
OHA Loan Funding Ltd. (Cayman Islands),
Series 2015-1A, Class CR3, 1.00% (3 mo. USD LIBOR + 2.05%), 01/19/2037(a)(e)	5,000,000	5,002,500
Series 2016-1A, Class AR, 1.39% (3 mo. USD LIBOR + 1.26%), 01/20/2033(a)(e)	2,400,000	2,402,770
PRKCM Trust, Series 2021-AFC1, Class M1, 3.11%, 08/25/2056(a)(b)	6,966,000	7,011,192
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Progress Residential Trust,
Series 2019-SFR1, Class E, 4.47%, 08/17/2035(a)	$5,000,000	$5,015,563
Series 2021-SFR10, Class E1, 3.57%, 12/17/2038(a)	5,000,000	5,013,104
Series 2021-SFR2, Class E2, 2.65%, 04/19/2038(a)	4,500,000	4,475,750
Series 2021-SFR5, Class E2, 2.36%, 07/17/2038(a)	4,570,000	4,466,458
Residential Mortgage Loan Trust,
Series 2019-3, Class B1, 3.81%, 09/25/2059(a)(b)	3,276,000	3,327,918
Series 2020-2, Class M1, 3.57%, 05/25/2060(a)(b)	5,000,000	5,087,524
Sapphire Aviation Finance II Ltd., Series 2020-1A, Class B, 4.34%, 03/15/2040(a)	3,039,185	2,733,221
Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M, 4.75%, 06/25/2057(a)(b)	3,000,000	3,069,309
SGR Residential Mortgage Trust, Series 2021-2, Class M1, 3.05%, 12/25/2061(a)(b)	5,634,000	5,612,965
Sonic Capital LLC,
Series 2020-1A, Class A2I, 3.85%, 01/20/2050(a)	5,641,587	5,908,231
Series 2021-1A, Class A2II, 2.64%, 08/20/2051(a)	1,367,717	1,350,083
Star Trust, Series 2021-SFR1, Class D, 1.39% (1 mo. USD LIBOR + 1.30%), 04/17/2038(a)(e)	6,665,000	6,668,607
Starwood Mortgage Residential Trust,
Series 2020-2, Class A2, 3.97%, 04/25/2060(a)(b)	4,000,000	4,073,375
Series 2020-3, Class A3, 2.59%, 04/25/2065(a)(b)	3,000,000	3,021,749
Symphony CLO XXII Ltd., Series 2020-22A, Class A1A, 1.41% (3 mo. USD LIBOR + 1.29%), 04/18/2033(a)(e)	7,500,000	7,511,805
Textainer Marine Containers Ltd., Series 2021-3A, Class B, 2.43%, 08/20/2046(a)	4,900,000	4,820,766
Textainer Marine Containers VII Ltd. (China),
Series 2020-1A, Class B, 4.94%, 08/21/2045(a)	3,484,374	3,549,471
Series 2021-2A, Class B, 2.82%, 04/20/2046(a)	4,766,667	4,773,666
TICP CLO IX Ltd., Series 2017-9A, Class A, 1.27% (3 mo. USD LIBOR + 1.14%), 01/20/2031(a)(e)	7,000,000	7,007,182
TIF Funding II LLC, Series 2021-1A, Class B, 2.54%, 02/20/2046(a)	1,730,521	1,714,765
Tricon American Homes Trust,
Series 2018-SFR1, Class D, 4.17%, 05/17/2037(a)	2,000,000	2,067,558
Series 2020-SFR1, Class D, 2.55%, 07/17/2038(a)	8,900,000	8,845,373
Series 2020-SFR1, Class E, 3.54%, 07/17/2038(a)	1,600,000	1,631,408
Series 2020-SFR2, Class D, 2.28%, 11/17/2039(a)	2,000,000	1,950,300
Principal Amount		Value
Verus Securitization Trust,
Series 2020-4, 2.32%, 05/25/2065(a)(d)	$214,940	$216,435
Series 2020-INV1, Class A3, 3.89%, 03/25/2060(a)(b)	2,800,000	2,883,278
Series 2021-R1, Class M1, 2.34%, 10/25/2063(a)	3,250,000	3,255,350
Series 2021-R2, Class M1, 2.24%, 02/25/2064(a)	4,281,000	4,254,834
Vista Point Securitization Trust,
Series 2020-1, Class M1, 4.15%, 03/25/2065(a)(b)	2,100,000	2,139,612
Series 2020-2, Class A3, 2.50%, 04/25/2065(a)(b)	1,423,865	1,427,552
Series 2020-2, Class M1, 3.40%, 04/25/2065(a)(b)	1,650,000	1,673,705
Voya CLO Ltd., Series 2014-1A, Class CR2, 2.92% (3 mo. USD LIBOR + 2.80%), 04/18/2031(a)(e)	1,300,000	1,227,348
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC18, Class D, 3.96%, 12/15/2024(a)(b)	6,000,000	5,864,767
Series 2015-NXS2, Class D, 4.43%, 07/15/2025(b)	6,000,000	5,616,088
Series 2017-C39, Class C, 4.12%, 09/15/2050	2,309,000	2,426,333
Series 2017-RC1, Class D, 3.25%, 01/15/2060(a)	4,000,000	3,725,362
Zaxby’s Funding LLC, Series 2021-1A, Class A2, 3.24%, 07/30/2051(a)	2,394,000	2,459,414
Total Asset-Backed Securities (Cost $427,240,434)		427,273,252
U.S. Government Sponsored Agency Mortgage-Backed Securities–18.22%
Collateralized Mortgage Obligations–1.46%
Freddie Mac Multifamily Structured Credit Risk,
Series 2021-MN2, Class M1, 1.85% (30 Day Average SOFR + 1.80%), 07/25/2041(a)(e)	4,741,643	4,750,154
Series 2021-MN1, Class M1, 2.05% (30 Day Average SOFR + 2.00%), 01/25/2051(a)(e)	1,635,514	1,641,333
Series 2021-MN1, Class M2, 3.80% (30 Day Average SOFR + 3.75%), 01/25/2051(a)(e)	1,500,000	1,546,410
		7,937,897
Federal Home Loan Mortgage Corp. (FHLMC)–0.00%
9.00%, 04/01/2025	14,048	15,023
9.50%, 04/01/2025	3,350	3,371
6.50%, 06/01/2029 to 08/01/2032	2,746	3,083
7.00%, 03/01/2032 to 05/01/2032	935	994
		22,471
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
Federal National Mortgage Association (FNMA)–0.01%
6.00%, 04/01/2024	$99	$110
6.75%, 07/01/2024	37,228	41,500
6.95%, 07/01/2025 to 10/01/2025	18,584	18,752
6.50%, 01/01/2026 to 10/01/2036	3,990	4,481
7.00%, 06/01/2029 to 02/01/2032	967	1,009
8.00%, 10/01/2029	21	24
		65,876
Government National Mortgage Association (GNMA)–5.54%
8.00%, 01/15/2022 to 02/15/2036	345,724	390,294
7.00%, 01/15/2023 to 12/15/2036	302,782	316,511
9.50%, 03/15/2023	5	5
6.50%, 07/15/2024 to 09/15/2032	22,964	23,380
6.95%, 07/20/2025 to 11/20/2026	53,321	54,296
8.50%, 01/15/2037	14,686	15,154
TBA, 2.50%, 12/01/2051(f)	28,600,000	29,386,500
		30,186,140
Uniform Mortgage-Backed Securities–11.21%
TBA, 2.50%, 12/01/2051(f)	59,570,000	61,073,212
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $99,545,030)		99,285,596

Agency Credit Risk Transfer Notes–10.38%
Fannie Mae Connecticut Avenue Securities,
Series 2017-C03, Class 1M2, 3.09% (1 mo. USD LIBOR + 3.00%), 10/25/2029(e)	5,700,687	5,839,365
Series 2017-C05, Class 1M2, 2.29% (1 mo. USD LIBOR + 2.20%), 01/25/2030(e)	3,513,754	3,584,834
Series 2018-C03, Class 1M2, 2.24% (1 mo. USD LIBOR + 2.15%), 10/25/2030(e)	3,584,206	3,623,206
Principal Amount		Value

Freddie Mac,
Series 2017-HQA2, Class M2, STACR®, 2.74% (1 mo. USD LIBOR + 2.65%), 12/25/2029(e)	$910,154	$930,963
Series 2018-HQA1, Class M2, STACR®, 2.39% (1 mo. USD LIBOR + 2.30%), 09/25/2030(e)	3,827,629	3,869,651
Series 2018-DNA2, Class M2, STACR®, 2.24% (1 mo. USD LIBOR + 2.15%), 12/25/2030(a)(e)	5,000,000	5,049,458
Series 2021-DNA2, Class M2, STACR®, 2.35% (30 Day Average SOFR + 2.30%), 08/25/2033(a)(e)	6,630,000	6,756,915
Series 2021-DNA5, Class M2, STACR®, 1.70% (30 Day Average SOFR + 1.65%), 01/25/2034(a)(e)	915,000	920,318
Series 2021-HQA3, Class M2, STACR®, 2.15% (30 Day Average SOFR + 2.10%), 09/25/2041(a)(e)	4,250,000	4,253,675
Series 2018-HRP2, Class M3, STACR®, 2.49% (1 mo. USD LIBOR + 2.40%), 02/25/2047(a)(e)	5,000,000	5,086,948
Series 2020-DNA5, Class M2, STACR®, 2.85% (30 Day Average SOFR + 2.80%), 10/25/2050(a)(e)	3,845,192	3,872,095
Freddie Mac Multifamily Connecticut Avenue Securities Trust,
Series 2019-01, Class M10, 3.34% (1 mo. USD LIBOR + 3.25%), 10/15/2049(a)(e)	1,333,000	1,344,265
Series 2019-01, Class B10, 5.59% (1 mo. USD LIBOR + 5.50%), 10/15/2049(a)(e)	1,500,000	1,539,323
Golub Capital Partners CLO 34(M) Ltd., (Cayman Islands), Series 2017-34A, Class CR, 3.77% (3 mo. USD LIBOR + 3.65%), 03/14/2031(a)(e)	5,000,000	5,008,795
Strata CLO I Ltd., (Cayman Islands), Series 2018-1A, Class D, 4.18% (3 mo. USD LIBOR + 4.06%), 01/15/2031(a)(e)	5,000,000	4,894,945
Total Agency Credit Risk Transfer Notes (Cost $55,652,510)		56,574,756
Shares
Preferred Stocks–5.09%
Mortgage REITs–5.09%
AG Mortgage Investment Trust, Inc., 8.00%, Series C, Pfd.(g)	150,000	3,697,500
Annaly Capital Management, Inc., 6.50%, Series G, Pfd.(g)	150,000	3,738,000
Chimera Investment Corp., 8.00%, Series B, Pfd.(g)	150,000	3,814,500
Dynex Capital, Inc., 6.90%, Series C, Pfd.(g)	160,000	4,147,200
MFA Financial, Inc., 6.50%, Series C, Pfd.(g)	150,000	3,553,500
New Residential Investment Corp., 7.13%, Series B, Pfd.(g)	100,000	2,481,000
PennyMac Mortgage Investment Trust, 8.00%, Series B, Pfd.(g)	100,000	2,529,000
Two Harbors Investment Corp., 7.25%, Series C, Pfd.(g)	150,000	3,753,000
Total Preferred Stocks (Cost $26,090,050)		27,713,700
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Principal Amount		Value
U.S. Treasury Securities–0.41%
U.S. Treasury Bills–0.41%
0.04% - 0.05%, 02/17/2022 (Cost $2,234,773)(h)(i)	$2,235,000	$2,234,769
Shares
Common Stocks & Other Equity Interests–0.27%
Mortgage REITs–0.27%
PennyMac Mortgage Investment Trust (Cost $1,878,500)	85,000	1,476,450

Exchange-Traded Funds–0.18%
Invesco High Yield Bond Factor ETF (Cost $ 996,450)(j)	39,000	980,460
Shares		Value
Money Market Funds–5.86%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(j)(k)	19,151,004	$19,151,004
Invesco Treasury Portfolio, Institutional Class, 0.01%(j)(k)	12,767,336	12,767,336
Total Money Market Funds (Cost $31,918,340)		31,918,340
TOTAL INVESTMENTS IN SECURITIES–118.84% (Cost $645,556,087)		647,457,323
OTHER ASSETS LESS LIABILITIES—(18.84)%		(102,649,094)
NET ASSETS–100.00%		$544,808,229
Investment Abbreviations:
Ctfs.	– Certificates
ETF	– Exchange-Traded Fund
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
STACR®	– Structured Agency Credit Risk
TBA	– To Be Announced
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2021 was $404,194,291, which represented 74.19% of the Fund’s Net Assets.
(b)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2021.
(c)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on November 30, 2021.
(d)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2021.
(f)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(j)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended November 30, 2021.

	Value February 28, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value November 30, 2021	Dividend Income
Invesco High Yield Bond Factor ETF	$-	$996,450	$-	$(15,990)	$-	$980,460	$32,768
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	32,800,718	125,721,540	(139,371,254)	-	-	19,151,004	3,435
Invesco Treasury Portfolio, Institutional Class	21,867,146	83,814,360	(92,914,170)	-	-	12,767,336	861
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	6,752,725	(6,752,725)	-	-	-	20*
Invesco Private Prime Fund	-	10,652,834	(10,652,834)	-	-	-	312*
Total	$54,667,864	$227,937,909	$(249,690,983)	$(15,990)	$-	$32,898,800	$37,396

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(k)	The rate shown is the 7-day SEC standardized yield as of November 30, 2021.

See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Open Futures Contracts
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	380	March-2022	$(49,708,750)	$(718,437)	$(718,437)
U.S. Treasury 10 Year Ultra Notes	282	March-2022	(41,423,156)	(823,969)	(823,969)
U.S. Treasury Long Bonds	178	March-2022	(28,858,250)	(738,422)	(738,422)
U.S. Treasury Ultra Bonds	55	March-2022	(11,030,938)	(427,969)	(427,969)
Total Futures Contracts				$(2,708,797)	$(2,708,797)

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Merrill Lynch International	Markit CMBX North America A Index, Series 12, Version 1	Sell	2.00%	Monthly	08/17/2061	2.029%	USD	10,000,000	$70,166	$(18,028)	$(88,194)

(a)	Implied credit spreads represent the current level, as of November 30, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of November 30, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Asset-Backed Securities	$—	$427,273,252	$—	$427,273,252
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	99,285,596	—	99,285,596
Agency Credit Risk Transfer Notes	—	56,574,756	—	56,574,756
Preferred Stocks	27,713,700	—	—	27,713,700
U.S. Treasury Securities	—	2,234,769	—	2,234,769
Common Stocks & Other Equity Interests	1,476,450	—	—	1,476,450
Exchange-Traded Funds	980,460	—	—	980,460
Money Market Funds	31,918,340	—	—	31,918,340
Total Investments in Securities	62,088,950	585,368,373	—	647,457,323
Other Investments - Liabilities*
Futures Contracts	(2,708,797)	—	—	(2,708,797)
Swap Agreements	—	(88,194)	—	(88,194)
Total Other Investments	(2,708,797)	(88,194)	—	(2,796,991)
Total Investments	$59,380,153	$585,280,179	$—	$644,660,332

*	Unrealized appreciation (depreciation).
Invesco Income Fund